Summary of Significant Accounting Policies (Policies) - EBP 031	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation

The accompanying financial statements of the Plan have been prepared on the modified cash basis of accounting, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (U.S. GAAP). The difference between the modified cash basis and accounting principles generally accepted in the United States of America is that contributions and interest and dividend income are recognized when received and administrative expenses are recognized when paid.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Under the terms of a trust agreement between the Plan Sponsor and VFTC, the trustee invests trust assets at the direction of the plan participants. The trustee has reported to the Plan Sponsor the trust fund investments and the trust transactions at fair value. Shares of registered investment companies are valued at quoted market prices, which represent the net asset value of shares held by the Plan at year-end. The Plan's interest in the units of a common collective trust are based on information reported by VFTC using audited financial statements of the collective trust at the end of 2025 and 2024. The Company stock fund is valued at its year-end unit closing price (comprised of year-end market price plus uninvested cash position). Realized and unrealized gains and losses are reflected as net appreciation in fair value of investments in the statements of changes in net assets available for benefits.

Purchases and sales of securities are recorded on a trade-date basis. Interest and dividend income is recognized when received. Capital gain distributions are included in dividend income.

Participant Loan Receivables
Participant Loan Receivables
Participant loan receivables are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recognized when received. The interest rate for the life of the loan is set quarterly at the prime rate plus 1% as of the beginning of the quarter. Loans may not exceed the lesser of 50% of a participant's vested account balance or $50,000. The repayment period may not exceed five years. Each loan is secured by the remaining balance in the participant's account. A loan is considered delinquent after 60 days of not receiving a payment. The Plan reviews delinquent loans on a quarterly basis. As of December 31, 2025 and 2024, no loans were considered delinquent.
Contributions	Contributions Participant and Plan Sponsor contributions are recognized when received by the trustee.
Payment of Benefits	Payment of Benefits Benefits are recognized when paid.
Administrative Expenses
Administrative Expenses

Fees for portfolio management of VFTC funds are paid directly from fund earnings. Administration fees and fees related to the administration of participant loan receivables are charged to the participant's account. Audit fees are either paid by the Plan Sponsor or from the forfeiture account. Should the Plan Sponsor elect not to pay all or part of such expenses, the trustee then pays these expenses from the Plan assets. Expenses are recognized when paid.

Use of Estimates
Use of Estimates
The preparation of the Plan's financial statements in conformity with a modified cash basis of accounting, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America, requires the Plan Administrator to make certain estimates and assumptions that affect the reported amounts of net assets available for benefits and, when applicable, disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of changes in net assets available for benefits during the reporting period. Actual results could differ significantly from those estimates.
Risk and Uncertainties
Risk and Uncertainties
The Plan provides various investment options in any combination of stocks, mutual funds, and other investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.